Consolidated statements of changes in equity (deficit) (Parenthetical) - CAD ($)	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Consolidated statements of changes in equity (deficit)
Transaction costs	$ 1,351,836	$ 246,298